Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 29,008	¥ 31,900	[1]
Securities purchased under agreements to resell	8,525	11,760	[1]
Securities borrowed	14,431	12,543	[1]
Total assets	91,207	93,386	[1]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	17,043	17,065	[1]
Customer and other payables	20,709	21,265	[1]
Borrowings	20,713	19,500	[1]
Total liabilities	82,762	84,514	[1]
Noncontrolling interests	155	130	[1]
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	4,354	3,939		¥ 3,961
Total non-interest expenses	3,133	2,871		3,076
Income from continuing operations before income taxes	1,221	1,068		885
Net income applicable to Morgan Stanley	¥ 759	¥ 730		¥ 585

[1]	Certain reclassifications have been made to prior period to conform to the current presentation.